SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 7,464,122	$ 6,929,579
Accrued cost and expense	771,394	847,105
Impairment of inventory	204,915	267,913
Provision for credit loss	478,917	453,523
Provision for warranty liability	229,007	272,073
Lease expense	1,161,279	1,020,565
Impairment of Property, plant and equipment	1,586,912	1,557,410
Others		644
Less: valuation allowance	(11,896,546)	(11,348,812)
Deferred tax assets, net of valuation allowance